Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Statement of compliance
(a)	Statement of compliance

These consolidated financial statements of the Company were prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS”) The policies as set out below were consistently applied to all the periods presented unless otherwise noted. These consolidated financial statements of the Company were approved for issue by the Board of Directors on April 2, 2026.

Basis of consolidation
(b)	Basis of consolidation

Subsidiaries consist of entities over which the Company is exposed to, or has rights to, variable returns as well as the ability to affect these returns through the power to direct the relevant activities of the entity. Subsidiaries are fully consolidated from the date control is transferred to the Company and are deconsolidated from the date control ceases. The consolidated financial statements include all the assets, liabilities, revenues, expenses and cash flows of the Company and its subsidiary after eliminating inter-entity balances and transactions.

These consolidated financial statements comprise the financial statements of the Company and its wholly owned subsidiaries DeFi Holdings (Bermuda) Ltd. (“DeFi Bermuda”), Reflexivity LLC, Valour Inc., Valour Europe AG, DeFi Middle East DMCC, Stillman Digital Inc., and Stillman Digital Bermuda Ltd. Neuronomics AG was 52.5% owned until September 30, 2025 by the Company and is consolidated on the basis of control. On September 30, 2025, the Company’s ownership in Neuronomics dropped to 44.68% and the investment was reclassified to investment in associate. Valour Digital Securities Limited is 0% owned by the Company and consolidated on the basis of control. All material intercompany transactions and balances between the Company and its subsidiaries have been eliminated on consolidation. DeFi Holdings (Bermuda) Ltd. was dissolved on January 26, 2026.

Intercompany balances and any unrealized gains and losses or income and expenses arising from intercompany transactions are eliminated in preparing the consolidated financial statements.

Basis of preparation and functional currency
(c)	Basis of preparation and functional currency

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments and investments that have been measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

Foreign currency transactions are recorded at the exchange rate as at the date of the transaction. At each statement of financial position date, monetary assets and liabilities in foreign currencies other than the functional currency are translated using the year end foreign exchange rate. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary assets and liabilities in foreign currencies other than the functional currency are translated using the historical rate. All gains and losses on translation of these foreign currency transactions and balances are included in the profit and loss. The functional currency for DeFi, DeFi Bermuda, Reflexivity LLC, Valour Inc., Valour Europe AG, Stillman Digital Inc., Stillman Digital Bermuda Ltd. and Valour Digital Securities Limited is the U.S Dollar. The functional currency of DeFi Middle East DMCC is the United Emirates Dirham. The functional currency of Neuronomics AG is the Swiss Franc.

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

●	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet,
●	income and expenses for each statement of loss and comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and
●	all resulting exchange differences are recognized in other comprehensive loss.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities and of borrowings are recognized in other comprehensive loss. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

IFRS does not have clear and definitive guidance on the treatment of custodied digital assets. As such, the Company looked to industry practice and other standard setting bodies, such as SEC Staff Accounting Bulletins (“SAB”) and US GAAP for guidance on the treatment of these assets.

On January 23, 2025, the U.S. Securities and Exchange Commission published SAB 122 to rescind SAB 121 with an effective date of January 30, 2025. The application of SAB 122 is applicable for all annual reporting periods beginning on or after December 15, 2024.

Prior to the release of SAB 122, the Company accounted for client digital assets, held by its wholly owned subsidiary Stillman Digital Bermuda Ltd., in accordance with Staff Accounting Bulletin 121 due to the limited IFRS guidance applicable to custodians of digital assets.

To ensure the Company was in-line with other regulatory bodies on the treatments of these assets, the Company adopted SAB 122 during the year ended December 31, 2025. The implication of adoption of SAB 122 was that the Company removed its safeguarding obligation liability and corresponding client digital assets from its statement of financial position. The Company also retrospectively de-recognized $2,332,501 (CAD$3,356,235) of client digital assets and associated liabilities from its December 31, 2024 statement of financial position. No adjustments to retained earnings were made nor an accrual for loss contingency given the lack of loss events to date at Stillman Digital Bermuda Ltd.

Change in presentation currency
(d)	Change in presentation currency

Effective April 1, 2025, the Company changed its presentation currency from Canadian dollars (CAD) to United States dollars (USD). This change has been made to better reflect the Company’s operational and financial exposure to USD, which has become increasingly significant given its activities in the global cryptocurrency and decentralized finance (DeFi) industry, where USD is the predominant currency for transactions, valuations, and investor reporting. The Company’s shares were listed on the Nasdaq Capital Market on May 12, 2025, further supporting the change to USD presentation currency. The Company determined that USD provides more relevant and reliable financial information to users of the financial statements, particularly international investors and stakeholders.

In accordance with IAS 21 – The Effects of Changes in Foreign Exchange Rates, the change in presentation currency has been applied retrospectively. Accordingly, the comparative financial statements for prior periods have been presented as if USD had always been the Company’s presentation currency.

The consolidated statements of loss and comprehensive loss and consolidated statements of cashflows have been translated into the presentation currency using the average exchange rates prevailing during each quarterly reporting period. All monetary assets and liabilities previously reported in CAD have been translated into USD at the closing exchange rate at each respective consolidated statement of financial position date. Share capital, reserves, and other equity components were translated at the historical exchange rates prevailing on the dates of the original transactions, if the date was not readily available items were translated using the average exchange rate for each quarter.

The exchange rates used to reflect the change in presentation currency were as follows:

CAD – USD Exchange rates	Q1 – 2024	Q2 - 2024	Q3 - 2024	Q4 - 2024
Closing rate	0.7389	0.7306	0.7408	0.6950
Average rate	0.7415	0.7315	0.7331	0.7152
CAD – USD Exchange rates	Q1 – 2023	Q2 – 2023	Q3 – 2023	Q4 - 2023
Closing rate	0.7289	0.7553	0.7396	0.7510
Average rate	0.7394	0.7447	0.7455	0.7340

The impact of the change in presentation currency is limited to presentation and translation of prior period figures. There was no impact on the Company’s previously reported net loss, total comprehensive loss, or cash flows, other than changes resulting from currency translation.

Change in functional currency
(e)	Change in functional currency

The financial statements of each company within the consolidated group are measured using their functional currency which is the currency of the primary economic environment in which an entity operates. DeFi changed its functional currency from the Canadian dollar (C$) to the United States dollar (US$) as of October 1, 2025. The change in functional currency was the result of a review of the primary economic environment in which the entity operates and the currency that mainly influences the underlying transactions entered into by the Company. The functional currency for DeFi, DeFi Bermuda, Reflexivity LLC, Valour Inc., DeFi Europe AG, Stillman Digital Inc., Stillman Digital Bermuda Ltd. and Valour Digital Securities Limited is the U.S Dollar. The functional currency for DeFi Middle East DMCC is the United Emirates Dirham.

Warrant liability
(f)	Warrant liability

Warrants issued in September 26, 2025, were determined to be derivative instruments that did not meet the fixed-for-fixed criteria of IAS 32. As a result, these warrants are accounted for as a financial liability and are recorded at their estimated fair value at each reporting date, computed using the Black-Scholes valuation method. Changes in fair value during each reporting period are included in income or loss for the period.

Reclassification of Comparative Amounts
(g)	Reclassification of Comparative Amounts

Certain amounts have been reclassified in the condensed consolidated interim statement of operations and comprehensive income/(loss) in previous periods to conform to the current period presentation. Only reclassifications have been made with no changes in accounting policies or revision of previously reported amounts. There is no change to previously reported net income (loss).

Investment in associates
(h)	Investment in associates

An associate is an entity over which the Company has significant influence but not control. Investments in associates are based on the Company’s ability to exercise significant influence over the operating and financial policies of the investee. Investments in associates are accounted for using the equity method whereby the investment is initially recorded at cost and adjusted thereafter for additional investments made, dividends received and to recognize the Company’s proportionate share of the associate’s post acquisition income or loss.

The Company’s share of the associate’s profit or loss is recognized in the consolidated statement of loss, and its share of movements in other comprehensive income is recognized in the consolidated statement of other comprehensive loss with a corresponding adjustment to the carrying amount of the investment. When the Company’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Company does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Company determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in the consolidated statement of loss and comprehensive loss.

The Company classifies its investment in Neuronomics as an investment in associate, as the Company owns 44.68% of Neuronomics as of December 31, 2025.

Significant accounting judgements, estimates and assumptions
(h)	Significant accounting judgements, estimates and assumptions

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Such estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual outcomes can differ from these estimates. The impacts of such estimates are pervasive throughout the consolidated financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised, and the revision affects both current and future periods.

Information about critical judgments and estimates in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are as follows:

(i)	Accounting for digital assets

Among its digital asset holdings, only USDC was classified by the Company as a financial asset. The rest of its digital assets were classified following the IFRS Interpretations Committee (the “Committee”) published its agenda decision on Holdings of Cryptocurrencies in June 2019. The Committee concluded that IAS 2 – Inventories applies to cryptocurrencies when they are held for sale in the ordinary course of business, otherwise an entity should apply IAS 38 - Intangible Assets to holdings of cryptocurrencies. The Company has assessed that it acts in a capacity as a commodity broker trader as defined in IAS 2 - Inventories, in characterizing certain of its holdings as inventory, or more specifically, digital assets. If assets held by commodity broker-traders are principally acquired for the purpose of selling in the near future and generating a profit from fluctuations in price or broker-traders’ margin, such assets are accounted for as inventory, and changes in fair value less costs to sell are recognized in profit or loss. Digital currencies consist of cryptocurrency denominated assets (see Note 6) and are included in current and long-term assets. Digital currencies are carried at their fair value determined by the spot rate less costs to sell. The cost to sell digital assets is nominal. The digital currency market is still a new market and is highly volatile; historical prices are not necessarily indicative of future value; a significant change in the market prices for digital currencies would have a significant impact on the Company’s earnings and financial position. Fair value is determined by taking the mid-point price at 17:30 CET digital asset exchanges consistent with the final terms for each exchange traded product (“ETP”). The primary digital asset exchanges used to value digital assets are Kraken, Bitfinex, Binance, Coinbase and Bitstamp. Where digital assets held do not have pricing on these exchanges, other exchanges would be used. On all material coins, Kraken, Bitfinex, Coinbase and Bitstamp were used. Fair value for Mobilecoin, Shyft, Blocto, Maps, Oxygen, Boba Network, Saffron.finance, Clover, Sovryn, Wilder World, Pyth and Volmex is determined by taking the last closing price for the day (UTC time) from www.coinmarketcap.com. The Company revalues its digital assets quarterly. The Company’s principal market for trading cryptocurrency is Binance. However, we use a weighted average price of several markets in accordance with our ETP prospectus. The difference in pricing between our principal market and the weighted average price in accordance with our ETP prospectus has been determined by management to not be material.

(ii)	Accounting for ETP holder payables

Financial liabilities at fair value through profit or loss held includes ETP holders payable. Liabilities arising in connection with ETPs issued by the Company referencing the performance of digital assets are measured at fair value through profit or loss. Their fair value is a function of the unadjusted quoted price of the digital asset underlying the ETP, less any accumulated management fees. The fair value basis is consistent with the measurement of the underlying digital assets which are measured at fair value. The Company elected not to designate this as a hedging instrument. The ETPS are actively traded on the Spotlight Stock Market, the London Stock Exchange (“LSE”), and Germany Borse Frankfurt Zertifikate AG.

(iii)	Fair value of financial derivatives

Investments in options and warrants which are not traded on a recognized securities exchange do not have a readily available market value. Valuation technique such as Black Scholes model is used to value these instruments. Refer to Notes 5 and 21 for further details.

(iv)	Fair value of equity investment not quoted in an active market or private company investments

Where the fair values of financial assets and financial liabilities recorded on the statement of financial position cannot be derived from active markets, they are determined using a variety of valuation techniques. The inputs to these models are derived from observable market data where possible, but where observable market data are not available, judgment is required to establish fair values. Refer to Notes 5, 7 and 16 for further details.

(v)	Share-based payments

The Company primarily uses the Black-Scholes option pricing model to fair value options in order to calculate share-based compensation expense. The Black-Scholes model involves six key inputs to determine the fair value of an option: risk-free interest rate, exercise price, market price of the Company’s shares at date of issue, expected dividend yield, expected life, and expected volatility. Certain of the inputs are estimates which involve considerable judgment and are, or could be, affected by significant factors that are out of the Company’s control. The Company used a Monte-Carlo simulation to estimate the fair value of certain RSUs granted during the year ended December 31, 2025. The Company is also required to estimate the future forfeiture rate of options based on historical information in its calculation of share-based compensation expense. In the event services are provided to the Company by officers or consultants and settled in equity instruments, the Company has measured the fair value of the services received as the fair value of the equity instruments granted.

(vi)	Business combinations and goodwill

Judgment is used in determining whether an acquisition is a business combination or an asset acquisition. In a business combination, all identifiable assets and liabilities acquired are recorded at their fair values. In determining the allocation of the purchase price in a business combination, including any acquisition related contingent consideration, estimates including market based and appraisal values are used. The contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Goodwill is assessed for impairment annually.

(vii)	Estimated useful lives and impairment considerations

Amortization of intangible assets is dependent upon estimates of useful lives, which are determined through the exercise of judgment. The assessment of impairment of these assets is dependent upon estimates of recoverable amounts that consider factors such as economic and market conditions and the useful lives of assets.

(viii)	Impairment of non-financial assets

The Company’s non-financial assets include prepaid expenses, digital assets excluding USDC, equipment and right of use assets, intangibles and goodwill. Impairment of these non-financial assets exists when the carrying value of an asset exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. These calculations are based on available data, other observable inputs and projections of cash flows, all of which are subject to estimates and assumptions. See Note 10 for the discussion regarding impairment of the Company’s non-financial assets.

(ix)	Determination of significant influence and impairment of investment in associate

The Company has classified Neuronomics as an associate based on management’s judgment that the Company has significant influence through board representation and 44.68% of the voting rights. Other parties hold 51% of the voting rights and the Company does not exercise control over the board of directors and its operational decision-making process.

Impairment exists when the carrying value of the investment in associate exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The determination of impairment requires significant judgement and can be triggered by significant adverse changes in the market, economic or legal environment in which the associate operates.

(x)	Functional currency

The functional currency of the Company has been assessed by management based on consideration of the currency and economic factors that mainly influence the Company’s digital currencies, production and operating costs, financing and related transactions. Specifically, the Company considers the currencies in which digital currencies are most commonly denominated and the currencies in which expenses are settled, by each entity, as well as the currency in which each entity receives or raises financing. Changes to these factors may have an impact on the judgment applied in the determination of the Company’s functional currency.

(xi)	Assessment of transaction as an asset purchase or business combination

Assessment of a transaction as an asset purchase or a business combination requires judgements to be made at the date of acquisition in relation to determining whether the acquiree meets the definition of a business. The three elements of a business include inputs, processes and outputs. When the acquiree does not have outputs, it may still meet the definition of a business if its processes are substantive which includes assessment of whether the process is critical and whether the inputs acquired include both an organized workforce and inputs that the organized workforce could convert into outputs.

(xii)	Control

Significant judgment is involved in the determination whether the Company controls another entity under IFRS 10. The Company is deemed to control an investee when it demonstrates: power over the investee, exposure, or rights to variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of the investor’s returns. There is judgement required to determine whether these criterions are met. The Company determined it controlled Valour Digital Securities Limited through its role as arranger.

(xiii)	Accounting for digital assets held as collateral

The Company has provided digital assets as collateral for loans provided by digital asset liquidity provider. These digital assets held as collateral are included with digital assets and valued at fair value consistent with the Company’s accounting policy for its digital assets. See note 2(e). In cases where recoverability is uncertain, the Company estimates expected credit losses under IFRS 9 using a loss-rate approach. Where there is a legal right to set-off, the Company will set-off the asset and related liability in the consolidated statement of financial position.

(xiv)	Valuation of equity investments at FVTPL

Significant judgement is required in the determination of the fair value of the Company’s investments in Equity investments (collectively the “Funds”) in digital asset at FVTPL given the lock up periods applied to the digital cryptocurrencies owned by the Funds. The Company assesses the discount for lack of marketability applied by the Fund managers for reasonableness in their calculated net asset values. The Fund managers calculate the discount for lack of marketability (“DLOM”) using an option pricing model.

Digital Assets	The Committee concluded that IAS 2 – Inventories applies to cryptocurrencies when they are held for sale in the ordinary course of business, otherwise an entity should apply IAS 38 - Intangible Assets to holdings of cryptocurrencies. The Company has assessed that it acts in a capacity as a commodity broker trader as defined in IAS 2 - Inventories, in characterizing certain of its holdings as inventory, or more specifically, digital assets. If assets held by commodity broker-traders are principally acquired for the purpose of selling in the near future and generating a profit from fluctuations in price or broker-traders’ margin, such assets are accounted for as inventory, and changes in fair value less costs to sell are recognized in profit or loss. Digital currencies consist of cryptocurrency denominated assets (see Note 6) and are included in current and long-term assets. Digital currencies are carried at their fair value determined by the spot rate less costs to sell. The cost to sell digital assets is nominal. The digital currency market is still a new market and is highly volatile; historical prices are not necessarily indicative of future value; a significant change in the market prices for digital currencies would have a significant impact on the Company’s earnings and financial position. Fair value is determined by taking the mid-point price at 17:30 CET digital asset exchanges consistent with the final terms for each exchange traded product (“ETP”). The primary digital asset exchanges used to value digital assets are Kraken, Bitfinex, Binance, Coinbase and Bitstamp. Where digital assets held do not have pricing on these exchanges, other exchanges would be used. On all material coins, Kraken, Bitfinex, Coinbase and Bitstamp were used. Fair value for Mobilecoin, Shyft, Blocto, Maps, Oxygen, Boba Network, Saffron.finance, Clover, Sovryn, Wilder World, Pyth and Volmex is determined by taking the last closing price for the day (UTC time) from www.coinmarketcap.com. The Company revalues its digital assets quarterly. The Company’s principal market for trading cryptocurrency is Binance. However, we use a weighted average price of several markets in accordance with our ETP prospectus. The difference in pricing between our principal market and the weighted average price in accordance with our ETP prospectus has been determined by management to not be material.
(ii)	Accounting for ETP holder payables

Financial liabilities at fair value through profit or loss held includes ETP holders payable. Liabilities arising in connection with ETPs issued by the Company referencing the performance of digital assets are measured at fair value through profit or loss. Their fair value is a function of the unadjusted quoted price of the digital asset underlying the ETP, less any accumulated management fees. The fair value basis is consistent with the measurement of the underlying digital assets which are measured at fair value. The Company elected not to designate this as a hedging instrument. The ETPS are actively traded on the Spotlight Stock Market, the London Stock Exchange (“LSE”), and Germany Borse Frankfurt Zertifikate AG.

(iii)	Fair value of financial derivatives

Investments in options and warrants which are not traded on a recognized securities exchange do not have a readily available market value. Valuation technique such as Black Scholes model is used to value these instruments. Refer to Notes 5 and 21 for further details.

(iv)	Fair value of equity investment not quoted in an active market or private company investments

Where the fair values of financial assets and financial liabilities recorded on the statement of financial position cannot be derived from active markets, they are determined using a variety of valuation techniques. The inputs to these models are derived from observable market data where possible, but where observable market data are not available, judgment is required to establish fair values. Refer to Notes 5, 7 and 16 for further details.

(v)	Share-based payments

The Company primarily uses the Black-Scholes option pricing model to fair value options in order to calculate share-based compensation expense. The Black-Scholes model involves six key inputs to determine the fair value of an option: risk-free interest rate, exercise price, market price of the Company’s shares at date of issue, expected dividend yield, expected life, and expected volatility. Certain of the inputs are estimates which involve considerable judgment and are, or could be, affected by significant factors that are out of the Company’s control. The Company used a Monte-Carlo simulation to estimate the fair value of certain RSUs granted during the year ended December 31, 2025. The Company is also required to estimate the future forfeiture rate of options based on historical information in its calculation of share-based compensation expense. In the event services are provided to the Company by officers or consultants and settled in equity instruments, the Company has measured the fair value of the services received as the fair value of the equity instruments granted.

(vi)	Business combinations and goodwill

Judgment is used in determining whether an acquisition is a business combination or an asset acquisition. In a business combination, all identifiable assets and liabilities acquired are recorded at their fair values. In determining the allocation of the purchase price in a business combination, including any acquisition related contingent consideration, estimates including market based and appraisal values are used. The contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Goodwill is assessed for impairment annually.

(vii)	Estimated useful lives and impairment considerations

Amortization of intangible assets is dependent upon estimates of useful lives, which are determined through the exercise of judgment. The assessment of impairment of these assets is dependent upon estimates of recoverable amounts that consider factors such as economic and market conditions and the useful lives of assets.

(viii)	Impairment of non-financial assets

The Company’s non-financial assets include prepaid expenses, digital assets excluding USDC, equipment and right of use assets, intangibles and goodwill. Impairment of these non-financial assets exists when the carrying value of an asset exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. These calculations are based on available data, other observable inputs and projections of cash flows, all of which are subject to estimates and assumptions. See Note 10 for the discussion regarding impairment of the Company’s non-financial assets.

(ix)	Determination of significant influence and impairment of investment in associate

The Company has classified Neuronomics as an associate based on management’s judgment that the Company has significant influence through board representation and 44.68% of the voting rights. Other parties hold 51% of the voting rights and the Company does not exercise control over the board of directors and its operational decision-making process.

Impairment exists when the carrying value of the investment in associate exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The determination of impairment requires significant judgement and can be triggered by significant adverse changes in the market, economic or legal environment in which the associate operates.

(x)	Functional currency

The functional currency of the Company has been assessed by management based on consideration of the currency and economic factors that mainly influence the Company’s digital currencies, production and operating costs, financing and related transactions. Specifically, the Company considers the currencies in which digital currencies are most commonly denominated and the currencies in which expenses are settled, by each entity, as well as the currency in which each entity receives or raises financing. Changes to these factors may have an impact on the judgment applied in the determination of the Company’s functional currency.

(xi)	Assessment of transaction as an asset purchase or business combination

Assessment of a transaction as an asset purchase or a business combination requires judgements to be made at the date of acquisition in relation to determining whether the acquiree meets the definition of a business. The three elements of a business include inputs, processes and outputs. When the acquiree does not have outputs, it may still meet the definition of a business if its processes are substantive which includes assessment of whether the process is critical and whether the inputs acquired include both an organized workforce and inputs that the organized workforce could convert into outputs.

(xii)	Control

Significant judgment is involved in the determination whether the Company controls another entity under IFRS 10. The Company is deemed to control an investee when it demonstrates: power over the investee, exposure, or rights to variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of the investor’s returns. There is judgement required to determine whether these criterions are met. The Company determined it controlled Valour Digital Securities Limited through its role as arranger.

(xiii)	Accounting for digital assets held as collateral

The Company has provided digital assets as collateral for loans provided by digital asset liquidity provider. These digital assets held as collateral are included with digital assets and valued at fair value consistent with the Company’s accounting policy for its digital assets. See note 2(e). In cases where recoverability is uncertain, the Company estimates expected credit losses under IFRS 9 using a loss-rate approach. Where there is a legal right to set-off, the Company will set-off the asset and related liability in the consolidated statement of financial position.

(xiv)	Valuation of equity investments at FVTPL

Significant judgement is required in the determination of the fair value of the Company’s investments in Equity investments (collectively the “Funds”) in digital asset at FVTPL given the lock up periods applied to the digital cryptocurrencies owned by the Funds. The Company assesses the discount for lack of marketability applied by the Fund managers for reasonableness in their calculated net asset values. The Fund managers calculate the discount for lack of marketability (“DLOM”) using an option pricing model.

(i)	Financial instruments

Financial assets and financial liabilities are recognized on the Company’s statement of financial position when the Company has become a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. The Company’s financial instruments consist of cash, amounts receivable, public investments, private investments, derivative asset, accounts payable and accrued liabilities and ETP holders payable.

(i)	Investments

Purchases and sales of investments where the Company cannot exert control or significant influence are recognized on a trade date basis. Public and private investments at fair value through profit or loss are initially recognized at fair value, with changes in fair value reported in profit (loss). At each financial reporting period, the Company’s management estimates the fair value of its investments based on the criteria below and reflects such valuations in the financial statements.

Transaction costs are expensed as incurred in the statements of loss. The determination of fair value requires judgment and is based on market information where available and appropriate. At the end of each financial reporting period, the Company’s management estimates the fair value of investments based on the criteria below and reflects such changes in valuations in the statements of loss. The Company is also required to present its investments (and other financial assets and liabilities reported at fair value) into three hierarchy levels (Level 1, 2, or 3) based on the transparency of inputs used in measuring the fair value, and to provide additional disclosure in connection therewith (see Note 21, “Financial instruments”). The three levels are defined as follows:

Level 1 – investment with quoted market price;

Level 2 – investment which valuation technique is based on observable market inputs; and

Level 3 – investment which valuation technique is based on non-observable market inputs.

Publicly traded investments:

1. Securities, including shares, options, and warrants which are traded on a recognized securities exchange and for which no sales restrictions apply are recorded at fair values based on quoted closing prices at the statement of financial position date or the closing price on the last day the security traded if there were no trades at the statement of financial position date. The Company utilizes the quoted closing prices. These are included in Level 1 as disclosed in Note 21.

2. Securities which are traded on a recognized securities exchange but which are escrowed or otherwise restricted as to sale or transfer are recorded at amounts discounted from market value. Shares that are received as part of a private placement that are subject to a standard four-month hold period are not discounted due the short term of the hold period. In determining the discount for such investments, the Company considers the nature and length of the restriction, business risk of the investee corporation, relative trading volume and price volatility and any other factors that may be relevant to the ongoing and realizable value of the investments. These are included in Level 2 in Note 21.

3. Warrants or options of publicly traded securities which do not have a quoted price are carried at an estimated fair value calculated using the Black-Scholes option pricing model if sufficient and reliable observable market inputs are available. These are included in Level 2 as disclosed in Note 21.

4. Securities which are traded on a recognized securities exchange but which do not have an active market are recorded at the most recent transaction price. These are included in Level 3 in Note 21.

The amounts at which the Company’s publicly traded investments could be disposed of may differ from carrying values based on market quotes, due to market price changes and the fair value was determined at a specific time, the value at which significant ownership positions are sold is often different than the quoted market price due to a variety of factors such as premiums paid for large blocks or discounts due to illiquidity. Such differences could be material.

Privately held investments:

1. Securities in privately held companies (other than options and warrants) are initially recorded at cost, being the fair value at the time of acquisition. At the end of each financial reporting period, the Company’s management estimates the fair value of investments based on the criteria below and reflects such valuations in the financial statements. These are included in Level 3 as disclosed in Note 21. Options and warrants of private companies are carried at fair value using valuation technique.

With respect to valuation, the financial information of private companies in which the Company has investments may not always be available, or such information may be limited and/or unreliable. Use of the valuation approach described below may involve uncertainties and determinations based on the Company’s judgment and any value estimated from these may not be realized or realizable. In addition to the events described below, which may affect a specific investment, the Company will take into account general market conditions when valuing the privately held investments in its portfolio. In the absence of occurrence of any of these events or any significant change in general market conditions indicates generally that the fair value of the investment has not materially changed.

2. An upward adjustment is considered appropriate and supported by pervasive and objective evidence such as significant subsequent equity financing by an unrelated investor at a transaction price higher than the Company’s carrying value; or if there have been significant corporate, political or operating events affecting the investee company that, in management’s opinion, have a positive impact on the investee company’s prospects and therefore its fair value. In these circumstances, the adjustment to the fair value of the investment will be based on management’s judgment and any value estimated may not be realized or realizable. Such events include, without limitation:

●	political changes in a country in which the investee company operates which, for example, reduce the corporate tax burden, or to an extent that, it was not previously allowed, or reduce or eliminate the need for approvals;

●	receipt by the investee company of approvals, which allow the investee company to proceed with its project(s);

●	release by the investee company of positive operational results, which either proves or expands their investee’s prospects; and

●	important positive management changes by the investee company that the Company’s management believes will have a very positive impact on the investee company’s ability to achieve its objectives and build value for shareholders.

3. Downward adjustments to carrying values are made when there is evidence of a decline in value as indicated by the assessment of the financial condition of the investment based on third party financing, operational results, forecasts, and other developments since acquisition, or if there have been significant corporate, political or operating events affecting the investee company that, in management’s opinion, have a negative impact on the investee company’s prospects and therefore its fair value. The amount of the change to the fair value of the investment is based on management’s judgment and any value estimated may not be realized or realizable. Such events include, without limitation:

●	political changes in a country in which the investee company operates which increases the tax burden on companies;

●	denial of the investee company’s application for approvals which prohibit the investee company from proceeding with its projects;

●	the investee company releases negative operating results;

●	changes to the management of the investee company take place which the Company believes will have a negative impact on the investee company’s ability to achieve its objectives and build value for shareholders;

●	the investee company is placed into receivership or bankruptcy; and

●	based on financial information received from the investee company, it is apparent to the Company that the investee company is unlikely to be able to continue as a going concern.

The resulting values may differ from values that would be realized had a ready market existed. The amounts at which the Company’s privately held investments could be disposed of may differ from the carrying value assigned. Such differences could be material.

Equity investments in digital assets at fair value through profit and loss

Investments in equity instruments at fair value through profit or loss - Included in investments in equity instruments at fair value through profit or loss are investments in a US private company (LLC), and a U.S. Limited Liability Partnership via a Cayman Island domiciled feeder Limited Liability Partnership.

Management accounted for such investments at fair value to profit or loss under IFRS 9, because the Company does not exercise significant influence over the investee. The Company does not have any contractual right to appoint any representative to the investee’s board of directors. In addition, the Company does not have any participation in policymaking processes and does not have any material transactions with the investee. The fair value of investments in investment funds which are not quoted in an active market is determined by using net asset value as determined by the investment fund’s administrator and include a discount for lack of marketability (“DLOM”). Management deems the net asset value to be the fair value after considering key factors such as the liquidity of the investment fund or its underlying investments, any restrictions on redemptions and basis of accounting.

The Company classifies equity investments it intends to sell within twelve months as current and those where the expectation is to hold for periods longer than a year as non-current. These are included in Level 3 disclosed in Note 21.

(ii)	Financial assets other than investments at fair value and liabilities

Financial assets

Initial recognition and measurement

Non-derivative financial assets within the scope of IFRS 9 are classified and measured as “financial assets at fair value”, as either fair value through profit or loss (“FVPL”) or fair value through other comprehensive income (“FVOCI”), and “financial assets at amortized costs”, as appropriate. The Company determines the classification of financial assets at the time of initial recognition based on the Company’s business model and the contractual terms of the cash flows.

All financial assets are recognized initially at fair value plus, in the case of financial assets not at FVPL, directly attributable transaction costs on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Financial assets with embedded derivatives are considered in their entirety when determining their classification at FVPL or at amortized cost. Other accounts receivable held for collection of contractual cash flows are measured at amortized cost.

Subsequent measurement – financial assets at amortized cost

After initial recognition, financial assets measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the Effective Interest Rate (“EIR”) method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Subsequent measurement – financial assets at FVPL

Financial assets measured at FVPL include financial assets management intends to sell in the short term and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial assets measured at FVPL are carried at fair value in the statements of financial position with changes in fair value recognized in other income or expense in the statements of earnings (loss). The Company’s investments are classified as financial assets at FVPL.

Subsequent measurement – financial assets at FVOCI

Financial assets measured at FVOCI are non-derivative financial assets that are not held for trading and the Company has made an irrevocable election at the time of initial recognition to measure the assets at FVOCI. The Company does not measure any financial assets at FVOCI.

After initial measurement, investments measured at FVOCI are subsequently measured at fair value with unrealized gains or losses recognized in other comprehensive income or loss in the statements of comprehensive income (loss). When the investment is sold, the cumulative gain or loss remains in accumulated other comprehensive income or loss and is not reclassified to profit or loss.

Dividends from such investments are recognized in other income in the statements of earnings (loss) when the right to receive payments is established.

Derecognition

A financial asset is derecognized when the contractual rights to the cash flows from the asset expire, or the Company no longer retains substantially all the risks and rewards of ownership.

Impairment of financial assets

The Company has elected to apply the simplified approach to impairment as permitted by IFRS 9, which requires the expected lifetime loss to be recognized at the time of initial recognition of the receivable. To measure estimated credit losses, accounts receivable have been grouped based on shared credit risk characteristics, including the number of days past due. An impairment loss is reversed in subsequent periods if the amount of the expected loss decreases and the decrease can be objectively related to an event occurring after the initial impairment was recognized.

Financial liabilities

Initial recognition and measurement

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVPL as is the case for held for trading or derivative instruments, or the Company has opted to measure the financial liability at FVPL. ETP holders payable are designated as financial liability at fair value through profit or loss on initial recognition. Their fair value is a function of the unadjusted quoted price of the digital asset underlying the ETP, less any accumulated management fees. The fair value basis is consistent with the measurement of the underlying digital assets which are measured at fair value. The Company’s financial liabilities also include accounts payable and liabilities and loans payable, which are measured at amortized cost. All financial liabilities are recognized initially at fair value and in the case of long-term debt, net of directly attributable transaction costs.

Subsequent measurement – financial liabilities at amortized cost

After initial recognition, financial liabilities measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the EIR method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Subsequent measurement – financial liabilities at FVTPL

Financial liabilities measured at FVTPL include financial liabilities management intends to sell in the short term and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial liabilities measured at FVTPL are carried at fair value in the consolidated statements of financial position with changes in fair value recognized in other income or expense in the consolidated statements of loss.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires with any associated gain or loss recognized in other income or expense in the statements of earnings (loss).

(j)	Cash

Cash is comprised of cash on hand and deposits that generally mature within 90 days from the date of acquisition. Deposits are held in Canadian chartered bank, financial institutions controlled by a Canadian chartered bank, and broker and custodians in Switzerland. The Company also holds client cash deposits for trading purposes in the United States and Bermuda and has classified these deposits as client cash deposits on the statement of financial position.

(k)	Revenue recognition

Revenue is recognized at an amount that reflects the consideration to which the Company is expected to be entitled in exchange for transferring services to a customer. For each contract with a customer, the Company: identifies the contract with a customer; identifies the performance obligations in the contract; determines the transaction price which takes into account estimates of variable consideration and the time value of money; allocates the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct service to be delivered; and recognizes revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the services promised. Revenue is recognized only when it is probable that the economic benefits associated with the transaction will flow to the Company. However, when an uncertainty arises about the collectability of an amount already included in revenue, the uncollectible amount, or the amount in respect of which recovery has ceased to be probable, is recognized as an expense, rather than as an adjustment of the amount of revenue originally recognized.

Management fees

The Company recognizes revenue from management fees earned on various ETP products. The management fee percentage is outlined in each ETP prospectus. The management fee is calculated daily based on the daily ETP net asset value and is recognized daily when the management fee is calculated. The management fee is deducted from the net asset value of the ETPs. The management fees are valued in the underlying ETPs base currency and converted into USD daily.

Trading commissions

The Company primarily generates revenue through commission fees charged on the Stillman Digital trading platform. The revenues are all recognized at a point in time upon the trade execution and settlement. The commission rates vary and depend on size of trade, asset and client. There is no general right of return in such arrangements.

Other revenues

The Company earns revenue from aggregating small individual trades during the day to facilitate hedging and optimize liquidity and hedging them periodically. These are computed as net fiat receivables and are measured based on the average daily USD rates at the end of each day.

Research revenues

The Company recognizes revenue from research reports as the reports are provided to customers.

Public and private investments

Realized gains and losses on the disposal of investments and unrealized gains and losses in the value of investments are reflected in the statement of loss on a trade date basis. Upon disposal of an investment, previously recognized unrealized gains or losses are reversed, so as to recognize the full realized gain or loss in the period of disposition. All transaction costs are expensed as incurred.

(k)	Lending, staking and node revenue

Lending and Staking

The Company earns a yield based on digital assets that are lent or staked with various reputable digital asset exchanges. The Company transfers digital asset to either staking account within the exchange platform and into staking custody accounts. The Company transfers the digital assets to those staking accounts and the counterparty delivers staking and lending rewards in return. The digital assets rewards are based on the rewards offered at the time the Company enters into staking or lending arrangements. The transaction price is an interest rate offered for the digital asset deposit. Over the period that the digital assets are staked or lent, the digital assets rewards are deposited into the Company’s custody accounts. The rewards are based on the amount of digital assets staked or lent and the rate offered by the custodian at that time.

Staking and lending rewards are recognized as revenue as they are earned over the period the digital assets are staked or loaned. Staking allows the Company to earn income through a process that is used to verify cryptocurrency transactions. It involves committing holdings to support a blockchain network and confirming transactions. Cryptocurrencies that allow staking use a “consensus mechanism” called Proof of Stake, which is the way they ensure that all transactions are verified and secured without a bank or payment processor in the middle.

Certain staking arrangements may be subject to protocol-imposed lockup, timelock, unbonding, or other withdrawal restrictions that affect when the underlying digital assets can be transferred or redeemed. These restrictions are taken into consideration in the Company’s accounting and disclosure assessment, with protocol specific terms disclosed in the digital asset note (Note 6).

(l)	Validator Node revenue

Validator Node Revenue

Validator Node revenue is earned as transactions are validated on a blockchain. When transactions are validated on the blockchain, the Company receives rewards from that blockchain. The transaction price are the rewards earned by the Company as transactions are validated by the Company’s node. The Company receives rewards for these services provided to the blockchain. The blockchain token rewards are only earned when the Company validates transactions that take place on the blockchain. When a transaction is validated by the Company’s node, rewards are deposited to the Company’s account. As the tokens are earned, revenue is calculated by summing up the tokens earned each day and multiplying the value of reward tokens for that day.

(m)	Leases

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company, as a lessee, recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove any improvements made to branches or office premises. The right-of-use asset is subsequently amortized using the straight-line method from the commencement date to the end of the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, if the Company changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in net income if the carrying amount of the right-of-use asset has been reduced to zero. The Company presents right-of-use assets and lease liabilities in the Consolidated Statement of Financial Position. The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

(n)	Operating segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision maker has been identified as the management team including the Chief Executive Officer and Chief Operating Officer. See Note 27 for details.

(o)	Income (loss) per share

Basic income (loss) per share is calculated by dividing the net income (loss) by the weighted-average number of the Company’s common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing the applicable net income (loss) by the sum of the weighted-average number of common shares outstanding if dilutive common shares had been issued during the period. The calculation of diluted income (loss) per share assumes that outstanding stock options and warrants with an average exercise price below market price of the underlying shares are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price for the period. Diluted income per share for the years ended December 31, 2024 and 2023 all stock options and warrants were anti-dilutive and excluded from the calculation of dilutive loss per share.

(p)	Comprehensive income (loss)

Total comprehensive income (loss) comprises all components of profit or loss and other comprehensive income (loss). Other comprehensive income (loss) includes gains and losses from translating the financial statements of an entity’s whose functional currency differs from the presentation currency.

(q)	Income taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

(r)	Share-based payments

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. Fair value is measured at grant date and each tranche is recognized on a graded-vesting basis over the period in which options vest. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity reserve.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service. For options that expire unexercised, the recorded value is transferred to deficit.

(s)	Cash settled synthetic shares

Some performance share units are settled in cash. When these PSUs are designated for cash settlement, the liability is recorded as an accrued liability and the expense is recorded under compensation and consulting in the consolidated statement of loss. These PSUs are fair valued at the end of each period based on the market value of the Company’s common shares with the resulting increase or decrease in fair value recorded as an expense in the consolidated statement of loss.

(t)	Digital Assets

The IFRS Interpretations Committee (the “Committee”) published its agenda decision on Holdings of Cryptocurrencies in June 2019. The Committee concluded that IAS 2 – Inventories applies to cryptocurrencies when they are held for sale in the ordinary course of business, otherwise an entity should apply IAS 38 - Intangible Assets to holdings of cryptocurrencies. The Company has assessed that it acts in a capacity as a commodity broker trader as defined in IAS 2 - Inventories, in characterizing certain of its holdings as inventory, or more specifically, digital assets. If assets held by commodity broker-traders are principally acquired for the purpose of selling in the near future and generating a profit from fluctuations in price or broker-traders’ margin, such assets are accounted for as inventory, and changes in fair value less costs to sell are recognized in profit or loss.

Digital assets consist of cryptocurrency denominated assets (see Note 6) and are included in current assets. Digital assets are measured using unadjusted quoted prices taken from active markets, where available. Fair value measurement for digital assets with available active market prices has been classified as Level 1 in the fair value hierarchy. Fair value is determined by taking the mid-point price at 17:30 CET from Kraken, Bitfinex, Binance, Coinbase and other exchanges consistent with the final terms for each ETP. The Company revalues its digital assets quarterly.

Disclosure

The Company applies the disclosure requirements in the IFRS Standard applicable to its holding of cryptocurrencies. Accordingly, the Company applies the disclosure requirements in IAS 2 – Inventories for holdings of cryptocurrencies. If an entity measures its holding in cryptocurrencies at fair value, IFRS 13 Fair Value Measurement specifies applicable disclosure requirements. In applying IAS 1 Presentation of Financial Statements, the Company discloses judgements that its management has made regarding its accounting for holdings of cryptocurrencies if those are part of the judgements that had a significant effect on the amounts recognized in the consolidated financial statements.

The Company has evaluated the impact of the Agenda Paper and has determined that cryptocurrencies with an active market should be classified as digital assets and measured at fair value through profit or loss.

Increases and decreases in the fair value of digital assets are recognized through profit or loss. Digital assets are derecognized when the Company has transferred substantially all the risks and rewards of ownership on disposal.

Financial instruments
(i)	Financial instruments

Financial assets and financial liabilities are recognized on the Company’s statement of financial position when the Company has become a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. The Company’s financial instruments consist of cash, amounts receivable, public investments, private investments, derivative asset, accounts payable and accrued liabilities and ETP holders payable.

(i)	Investments

Purchases and sales of investments where the Company cannot exert control or significant influence are recognized on a trade date basis. Public and private investments at fair value through profit or loss are initially recognized at fair value, with changes in fair value reported in profit (loss). At each financial reporting period, the Company’s management estimates the fair value of its investments based on the criteria below and reflects such valuations in the financial statements.

Transaction costs are expensed as incurred in the statements of loss. The determination of fair value requires judgment and is based on market information where available and appropriate. At the end of each financial reporting period, the Company’s management estimates the fair value of investments based on the criteria below and reflects such changes in valuations in the statements of loss. The Company is also required to present its investments (and other financial assets and liabilities reported at fair value) into three hierarchy levels (Level 1, 2, or 3) based on the transparency of inputs used in measuring the fair value, and to provide additional disclosure in connection therewith (see Note 21, “Financial instruments”). The three levels are defined as follows:

Level 1 – investment with quoted market price;

Level 2 – investment which valuation technique is based on observable market inputs; and

Level 3 – investment which valuation technique is based on non-observable market inputs.

Publicly traded investments:

1. Securities, including shares, options, and warrants which are traded on a recognized securities exchange and for which no sales restrictions apply are recorded at fair values based on quoted closing prices at the statement of financial position date or the closing price on the last day the security traded if there were no trades at the statement of financial position date. The Company utilizes the quoted closing prices. These are included in Level 1 as disclosed in Note 21.

2. Securities which are traded on a recognized securities exchange but which are escrowed or otherwise restricted as to sale or transfer are recorded at amounts discounted from market value. Shares that are received as part of a private placement that are subject to a standard four-month hold period are not discounted due the short term of the hold period. In determining the discount for such investments, the Company considers the nature and length of the restriction, business risk of the investee corporation, relative trading volume and price volatility and any other factors that may be relevant to the ongoing and realizable value of the investments. These are included in Level 2 in Note 21.

3. Warrants or options of publicly traded securities which do not have a quoted price are carried at an estimated fair value calculated using the Black-Scholes option pricing model if sufficient and reliable observable market inputs are available. These are included in Level 2 as disclosed in Note 21.

4. Securities which are traded on a recognized securities exchange but which do not have an active market are recorded at the most recent transaction price. These are included in Level 3 in Note 21.

The amounts at which the Company’s publicly traded investments could be disposed of may differ from carrying values based on market quotes, due to market price changes and the fair value was determined at a specific time, the value at which significant ownership positions are sold is often different than the quoted market price due to a variety of factors such as premiums paid for large blocks or discounts due to illiquidity. Such differences could be material.

Privately held investments:

1. Securities in privately held companies (other than options and warrants) are initially recorded at cost, being the fair value at the time of acquisition. At the end of each financial reporting period, the Company’s management estimates the fair value of investments based on the criteria below and reflects such valuations in the financial statements. These are included in Level 3 as disclosed in Note 21. Options and warrants of private companies are carried at fair value using valuation technique.

With respect to valuation, the financial information of private companies in which the Company has investments may not always be available, or such information may be limited and/or unreliable. Use of the valuation approach described below may involve uncertainties and determinations based on the Company’s judgment and any value estimated from these may not be realized or realizable. In addition to the events described below, which may affect a specific investment, the Company will take into account general market conditions when valuing the privately held investments in its portfolio. In the absence of occurrence of any of these events or any significant change in general market conditions indicates generally that the fair value of the investment has not materially changed.

2. An upward adjustment is considered appropriate and supported by pervasive and objective evidence such as significant subsequent equity financing by an unrelated investor at a transaction price higher than the Company’s carrying value; or if there have been significant corporate, political or operating events affecting the investee company that, in management’s opinion, have a positive impact on the investee company’s prospects and therefore its fair value. In these circumstances, the adjustment to the fair value of the investment will be based on management’s judgment and any value estimated may not be realized or realizable. Such events include, without limitation:

●	political changes in a country in which the investee company operates which, for example, reduce the corporate tax burden, or to an extent that, it was not previously allowed, or reduce or eliminate the need for approvals;

●	receipt by the investee company of approvals, which allow the investee company to proceed with its project(s);

●	release by the investee company of positive operational results, which either proves or expands their investee’s prospects; and

●	important positive management changes by the investee company that the Company’s management believes will have a very positive impact on the investee company’s ability to achieve its objectives and build value for shareholders.

3. Downward adjustments to carrying values are made when there is evidence of a decline in value as indicated by the assessment of the financial condition of the investment based on third party financing, operational results, forecasts, and other developments since acquisition, or if there have been significant corporate, political or operating events affecting the investee company that, in management’s opinion, have a negative impact on the investee company’s prospects and therefore its fair value. The amount of the change to the fair value of the investment is based on management’s judgment and any value estimated may not be realized or realizable. Such events include, without limitation:

●	political changes in a country in which the investee company operates which increases the tax burden on companies;

●	denial of the investee company’s application for approvals which prohibit the investee company from proceeding with its projects;

●	the investee company releases negative operating results;

●	changes to the management of the investee company take place which the Company believes will have a negative impact on the investee company’s ability to achieve its objectives and build value for shareholders;

●	the investee company is placed into receivership or bankruptcy; and

●	based on financial information received from the investee company, it is apparent to the Company that the investee company is unlikely to be able to continue as a going concern.

The resulting values may differ from values that would be realized had a ready market existed. The amounts at which the Company’s privately held investments could be disposed of may differ from the carrying value assigned. Such differences could be material.

Equity investments in digital assets at fair value through profit and loss

Investments in equity instruments at fair value through profit or loss - Included in investments in equity instruments at fair value through profit or loss are investments in a US private company (LLC), and a U.S. Limited Liability Partnership via a Cayman Island domiciled feeder Limited Liability Partnership.

Management accounted for such investments at fair value to profit or loss under IFRS 9, because the Company does not exercise significant influence over the investee. The Company does not have any contractual right to appoint any representative to the investee’s board of directors. In addition, the Company does not have any participation in policymaking processes and does not have any material transactions with the investee. The fair value of investments in investment funds which are not quoted in an active market is determined by using net asset value as determined by the investment fund’s administrator and include a discount for lack of marketability (“DLOM”). Management deems the net asset value to be the fair value after considering key factors such as the liquidity of the investment fund or its underlying investments, any restrictions on redemptions and basis of accounting.

The Company classifies equity investments it intends to sell within twelve months as current and those where the expectation is to hold for periods longer than a year as non-current. These are included in Level 3 disclosed in Note 21.

(ii)	Financial assets other than investments at fair value and liabilities

Financial assets

Initial recognition and measurement

Non-derivative financial assets within the scope of IFRS 9 are classified and measured as “financial assets at fair value”, as either fair value through profit or loss (“FVPL”) or fair value through other comprehensive income (“FVOCI”), and “financial assets at amortized costs”, as appropriate. The Company determines the classification of financial assets at the time of initial recognition based on the Company’s business model and the contractual terms of the cash flows.

All financial assets are recognized initially at fair value plus, in the case of financial assets not at FVPL, directly attributable transaction costs on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Financial assets with embedded derivatives are considered in their entirety when determining their classification at FVPL or at amortized cost. Other accounts receivable held for collection of contractual cash flows are measured at amortized cost.

Subsequent measurement – financial assets at amortized cost

After initial recognition, financial assets measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the Effective Interest Rate (“EIR”) method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Subsequent measurement – financial assets at FVPL

Financial assets measured at FVPL include financial assets management intends to sell in the short term and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial assets measured at FVPL are carried at fair value in the statements of financial position with changes in fair value recognized in other income or expense in the statements of earnings (loss). The Company’s investments are classified as financial assets at FVPL.

Subsequent measurement – financial assets at FVOCI

Financial assets measured at FVOCI are non-derivative financial assets that are not held for trading and the Company has made an irrevocable election at the time of initial recognition to measure the assets at FVOCI. The Company does not measure any financial assets at FVOCI.

After initial measurement, investments measured at FVOCI are subsequently measured at fair value with unrealized gains or losses recognized in other comprehensive income or loss in the statements of comprehensive income (loss). When the investment is sold, the cumulative gain or loss remains in accumulated other comprehensive income or loss and is not reclassified to profit or loss.

Dividends from such investments are recognized in other income in the statements of earnings (loss) when the right to receive payments is established.

Derecognition

A financial asset is derecognized when the contractual rights to the cash flows from the asset expire, or the Company no longer retains substantially all the risks and rewards of ownership.

Impairment of financial assets

The Company has elected to apply the simplified approach to impairment as permitted by IFRS 9, which requires the expected lifetime loss to be recognized at the time of initial recognition of the receivable. To measure estimated credit losses, accounts receivable have been grouped based on shared credit risk characteristics, including the number of days past due. An impairment loss is reversed in subsequent periods if the amount of the expected loss decreases and the decrease can be objectively related to an event occurring after the initial impairment was recognized.

Financial liabilities

Initial recognition and measurement

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVPL as is the case for held for trading or derivative instruments, or the Company has opted to measure the financial liability at FVPL. ETP holders payable are designated as financial liability at fair value through profit or loss on initial recognition. Their fair value is a function of the unadjusted quoted price of the digital asset underlying the ETP, less any accumulated management fees. The fair value basis is consistent with the measurement of the underlying digital assets which are measured at fair value. The Company’s financial liabilities also include accounts payable and liabilities and loans payable, which are measured at amortized cost. All financial liabilities are recognized initially at fair value and in the case of long-term debt, net of directly attributable transaction costs.

Subsequent measurement – financial liabilities at amortized cost

After initial recognition, financial liabilities measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the EIR method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Subsequent measurement – financial liabilities at FVTPL

Financial liabilities measured at FVTPL include financial liabilities management intends to sell in the short term and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial liabilities measured at FVTPL are carried at fair value in the consolidated statements of financial position with changes in fair value recognized in other income or expense in the consolidated statements of loss.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires with any associated gain or loss recognized in other income or expense in the statements of earnings (loss).

Digital Asset Loaned

Initial recognition and measurement

Non-derivative financial assets within the scope of IFRS 9 are classified and measured as “financial assets at fair value”, as either fair value through profit or loss (“FVPL”) or fair value through other comprehensive income (“FVOCI”), and “financial assets at amortized costs”, as appropriate. The Company determines the classification of financial assets at the time of initial recognition based on the Company’s business model and the contractual terms of the cash flows.

All financial assets are recognized initially at fair value plus, in the case of financial assets not at FVPL, directly attributable transaction costs on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Financial assets with embedded derivatives are considered in their entirety when determining their classification at FVPL or at amortized cost. Other accounts receivable held for collection of contractual cash flows are measured at amortized cost.

Subsequent measurement – financial assets at amortized cost

After initial recognition, financial assets measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the Effective Interest Rate (“EIR”) method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Subsequent measurement – financial assets at FVPL

Financial assets measured at FVPL include financial assets management intends to sell in the short term and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial assets measured at FVPL are carried at fair value in the statements of financial position with changes in fair value recognized in other income or expense in the statements of earnings (loss). The Company’s investments are classified as financial assets at FVPL.

Subsequent measurement – financial assets at FVOCI

Financial assets measured at FVOCI are non-derivative financial assets that are not held for trading and the Company has made an irrevocable election at the time of initial recognition to measure the assets at FVOCI. The Company does not measure any financial assets at FVOCI.

After initial measurement, investments measured at FVOCI are subsequently measured at fair value with unrealized gains or losses recognized in other comprehensive income or loss in the statements of comprehensive income (loss). When the investment is sold, the cumulative gain or loss remains in accumulated other comprehensive income or loss and is not reclassified to profit or loss.

Dividends from such investments are recognized in other income in the statements of earnings (loss) when the right to receive payments is established.

Derecognition

A financial asset is derecognized when the contractual rights to the cash flows from the asset expire, or the Company no longer retains substantially all the risks and rewards of ownership.

Impairment of financial assets

The Company has elected to apply the simplified approach to impairment as permitted by IFRS 9, which requires the expected lifetime loss to be recognized at the time of initial recognition of the receivable. To measure estimated credit losses, accounts receivable have been grouped based on shared credit risk characteristics, including the number of days past due. An impairment loss is reversed in subsequent periods if the amount of the expected loss decreases and the decrease can be objectively related to an event occurring after the initial impairment was recognized.

Financial liabilities

Initial recognition and measurement

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVPL as is the case for held for trading or derivative instruments, or the Company has opted to measure the financial liability at FVPL. ETP holders payable are designated as financial liability at fair value through profit or loss on initial recognition. Their fair value is a function of the unadjusted quoted price of the digital asset underlying the ETP, less any accumulated management fees. The fair value basis is consistent with the measurement of the underlying digital assets which are measured at fair value. The Company’s financial liabilities also include accounts payable and liabilities and loans payable, which are measured at amortized cost. All financial liabilities are recognized initially at fair value and in the case of long-term debt, net of directly attributable transaction costs.

Subsequent measurement – financial liabilities at amortized cost

After initial recognition, financial liabilities measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the EIR method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Subsequent measurement – financial liabilities at FVTPL

Financial liabilities measured at FVTPL include financial liabilities management intends to sell in the short term and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial liabilities measured at FVTPL are carried at fair value in the consolidated statements of financial position with changes in fair value recognized in other income or expense in the consolidated statements of loss.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires with any associated gain or loss recognized in other income or expense in the statements of earnings (loss).

(j)	Cash

Cash is comprised of cash on hand and deposits that generally mature within 90 days from the date of acquisition. Deposits are held in Canadian chartered bank, financial institutions controlled by a Canadian chartered bank, and broker and custodians in Switzerland. The Company also holds client cash deposits for trading purposes in the United States and Bermuda and has classified these deposits as client cash deposits on the statement of financial position.

(k)	Revenue recognition

Revenue is recognized at an amount that reflects the consideration to which the Company is expected to be entitled in exchange for transferring services to a customer. For each contract with a customer, the Company: identifies the contract with a customer; identifies the performance obligations in the contract; determines the transaction price which takes into account estimates of variable consideration and the time value of money; allocates the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct service to be delivered; and recognizes revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the services promised. Revenue is recognized only when it is probable that the economic benefits associated with the transaction will flow to the Company. However, when an uncertainty arises about the collectability of an amount already included in revenue, the uncollectible amount, or the amount in respect of which recovery has ceased to be probable, is recognized as an expense, rather than as an adjustment of the amount of revenue originally recognized.

Management fees

The Company recognizes revenue from management fees earned on various ETP products. The management fee percentage is outlined in each ETP prospectus. The management fee is calculated daily based on the daily ETP net asset value and is recognized daily when the management fee is calculated. The management fee is deducted from the net asset value of the ETPs. The management fees are valued in the underlying ETPs base currency and converted into USD daily.

Trading commissions

The Company primarily generates revenue through commission fees charged on the Stillman Digital trading platform. The revenues are all recognized at a point in time upon the trade execution and settlement. The commission rates vary and depend on size of trade, asset and client. There is no general right of return in such arrangements.

Other revenues

The Company earns revenue from aggregating small individual trades during the day to facilitate hedging and optimize liquidity and hedging them periodically. These are computed as net fiat receivables and are measured based on the average daily USD rates at the end of each day.

Research revenues

The Company recognizes revenue from research reports as the reports are provided to customers.

Public and private investments

Realized gains and losses on the disposal of investments and unrealized gains and losses in the value of investments are reflected in the statement of loss on a trade date basis. Upon disposal of an investment, previously recognized unrealized gains or losses are reversed, so as to recognize the full realized gain or loss in the period of disposition. All transaction costs are expensed as incurred.

(k)	Lending, staking and node revenue

Lending and Staking

The Company earns a yield based on digital assets that are lent or staked with various reputable digital asset exchanges. The Company transfers digital asset to either staking account within the exchange platform and into staking custody accounts. The Company transfers the digital assets to those staking accounts and the counterparty delivers staking and lending rewards in return. The digital assets rewards are based on the rewards offered at the time the Company enters into staking or lending arrangements. The transaction price is an interest rate offered for the digital asset deposit. Over the period that the digital assets are staked or lent, the digital assets rewards are deposited into the Company’s custody accounts. The rewards are based on the amount of digital assets staked or lent and the rate offered by the custodian at that time.

Staking and lending rewards are recognized as revenue as they are earned over the period the digital assets are staked or loaned. Staking allows the Company to earn income through a process that is used to verify cryptocurrency transactions. It involves committing holdings to support a blockchain network and confirming transactions. Cryptocurrencies that allow staking use a “consensus mechanism” called Proof of Stake, which is the way they ensure that all transactions are verified and secured without a bank or payment processor in the middle.

Certain staking arrangements may be subject to protocol-imposed lockup, timelock, unbonding, or other withdrawal restrictions that affect when the underlying digital assets can be transferred or redeemed. These restrictions are taken into consideration in the Company’s accounting and disclosure assessment, with protocol specific terms disclosed in the digital asset note (Note 6).

(l)	Validator Node revenue

Validator Node Revenue

Validator Node revenue is earned as transactions are validated on a blockchain. When transactions are validated on the blockchain, the Company receives rewards from that blockchain. The transaction price are the rewards earned by the Company as transactions are validated by the Company’s node. The Company receives rewards for these services provided to the blockchain. The blockchain token rewards are only earned when the Company validates transactions that take place on the blockchain. When a transaction is validated by the Company’s node, rewards are deposited to the Company’s account. As the tokens are earned, revenue is calculated by summing up the tokens earned each day and multiplying the value of reward tokens for that day.

(m)	Leases

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company, as a lessee, recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove any improvements made to branches or office premises. The right-of-use asset is subsequently amortized using the straight-line method from the commencement date to the end of the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, if the Company changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in net income if the carrying amount of the right-of-use asset has been reduced to zero. The Company presents right-of-use assets and lease liabilities in the Consolidated Statement of Financial Position. The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

(n)	Operating segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision maker has been identified as the management team including the Chief Executive Officer and Chief Operating Officer. See Note 27 for details.

(o)	Income (loss) per share

Basic income (loss) per share is calculated by dividing the net income (loss) by the weighted-average number of the Company’s common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing the applicable net income (loss) by the sum of the weighted-average number of common shares outstanding if dilutive common shares had been issued during the period. The calculation of diluted income (loss) per share assumes that outstanding stock options and warrants with an average exercise price below market price of the underlying shares are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price for the period. Diluted income per share for the years ended December 31, 2024 and 2023 all stock options and warrants were anti-dilutive and excluded from the calculation of dilutive loss per share.

(p)	Comprehensive income (loss)

Total comprehensive income (loss) comprises all components of profit or loss and other comprehensive income (loss). Other comprehensive income (loss) includes gains and losses from translating the financial statements of an entity’s whose functional currency differs from the presentation currency.

(q)	Income taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

(r)	Share-based payments

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. Fair value is measured at grant date and each tranche is recognized on a graded-vesting basis over the period in which options vest. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity reserve.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service. For options that expire unexercised, the recorded value is transferred to deficit.

(s)	Cash settled synthetic shares

Some performance share units are settled in cash. When these PSUs are designated for cash settlement, the liability is recorded as an accrued liability and the expense is recorded under compensation and consulting in the consolidated statement of loss. These PSUs are fair valued at the end of each period based on the market value of the Company’s common shares with the resulting increase or decrease in fair value recorded as an expense in the consolidated statement of loss.

(t)	Digital Assets

The IFRS Interpretations Committee (the “Committee”) published its agenda decision on Holdings of Cryptocurrencies in June 2019. The Committee concluded that IAS 2 – Inventories applies to cryptocurrencies when they are held for sale in the ordinary course of business, otherwise an entity should apply IAS 38 - Intangible Assets to holdings of cryptocurrencies. The Company has assessed that it acts in a capacity as a commodity broker trader as defined in IAS 2 - Inventories, in characterizing certain of its holdings as inventory, or more specifically, digital assets. If assets held by commodity broker-traders are principally acquired for the purpose of selling in the near future and generating a profit from fluctuations in price or broker-traders’ margin, such assets are accounted for as inventory, and changes in fair value less costs to sell are recognized in profit or loss.

Digital assets consist of cryptocurrency denominated assets (see Note 6) and are included in current assets. Digital assets are measured using unadjusted quoted prices taken from active markets, where available. Fair value measurement for digital assets with available active market prices has been classified as Level 1 in the fair value hierarchy. Fair value is determined by taking the mid-point price at 17:30 CET from Kraken, Bitfinex, Binance, Coinbase and other exchanges consistent with the final terms for each ETP. The Company revalues its digital assets quarterly.

Disclosure

The Company applies the disclosure requirements in the IFRS Standard applicable to its holding of cryptocurrencies. Accordingly, the Company applies the disclosure requirements in IAS 2 – Inventories for holdings of cryptocurrencies. If an entity measures its holding in cryptocurrencies at fair value, IFRS 13 Fair Value Measurement specifies applicable disclosure requirements. In applying IAS 1 Presentation of Financial Statements, the Company discloses judgements that its management has made regarding its accounting for holdings of cryptocurrencies if those are part of the judgements that had a significant effect on the amounts recognized in the consolidated financial statements.

The Company has evaluated the impact of the Agenda Paper and has determined that cryptocurrencies with an active market should be classified as digital assets and measured at fair value through profit or loss.

Increases and decreases in the fair value of digital assets are recognized through profit or loss. Digital assets are derecognized when the Company has transferred substantially all the risks and rewards of ownership on disposal.

(u)	Digital Asset Loaned

Initial recognition and measurement

The Company enters into loan agreements with various digital asset exchanges to earn yield based on the digital assets that are lent. At the time the Company enters into the loan agreement, the digital asset is derecognized from digital assets as the borrower obtains the rights to direct the use of the digital asset and the Company recognizes this as digital assets loaned, measured at the fair value of the loaned digital asset.

Subsequent measurement

During the term of the digital asset loan, the digital asset loaned is measured at the fair value based on the fair market value of loaned digital assets with any gains / (losses) resulting from remeasuring the digital asset loaned to the realized and net change in unrealized gains and losses on digital assets. Digital asset loan receivables are assessed for expected credit losses under IFRS 9 using a loss-rate approach. Counterparty A is subject to a 1% Stage 1 expected credit loss, driven by the recall penalty. Counterparty H is not subject to any expected credit loss due to its recallability without penalty.

Some of the digital assets loaned are subject to a locked in period and as such, a DLOM is applied to the fair value of these assets to adjust for illiquidity and transfer restrictions, rather than recognized a separate expected credit loss for these assets.

Derecognition

At the end of the digital asset loan, the digital asset loaned is derecognized and re-recorded as digital assets at the carrying amount of the digital asset loaned.

Cash
(j)	Cash

Cash is comprised of cash on hand and deposits that generally mature within 90 days from the date of acquisition. Deposits are held in Canadian chartered bank, financial institutions controlled by a Canadian chartered bank, and broker and custodians in Switzerland. The Company also holds client cash deposits for trading purposes in the United States and Bermuda and has classified these deposits as client cash deposits on the statement of financial position.

Revenue recognition
(k)	Revenue recognition

Revenue is recognized at an amount that reflects the consideration to which the Company is expected to be entitled in exchange for transferring services to a customer. For each contract with a customer, the Company: identifies the contract with a customer; identifies the performance obligations in the contract; determines the transaction price which takes into account estimates of variable consideration and the time value of money; allocates the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct service to be delivered; and recognizes revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the services promised. Revenue is recognized only when it is probable that the economic benefits associated with the transaction will flow to the Company. However, when an uncertainty arises about the collectability of an amount already included in revenue, the uncollectible amount, or the amount in respect of which recovery has ceased to be probable, is recognized as an expense, rather than as an adjustment of the amount of revenue originally recognized.

Management fees

The Company recognizes revenue from management fees earned on various ETP products. The management fee percentage is outlined in each ETP prospectus. The management fee is calculated daily based on the daily ETP net asset value and is recognized daily when the management fee is calculated. The management fee is deducted from the net asset value of the ETPs. The management fees are valued in the underlying ETPs base currency and converted into USD daily.

Trading commissions

The Company primarily generates revenue through commission fees charged on the Stillman Digital trading platform. The revenues are all recognized at a point in time upon the trade execution and settlement. The commission rates vary and depend on size of trade, asset and client. There is no general right of return in such arrangements.

Other revenues

The Company earns revenue from aggregating small individual trades during the day to facilitate hedging and optimize liquidity and hedging them periodically. These are computed as net fiat receivables and are measured based on the average daily USD rates at the end of each day.

Research revenues

The Company recognizes revenue from research reports as the reports are provided to customers.

Public and private investments

Realized gains and losses on the disposal of investments and unrealized gains and losses in the value of investments are reflected in the statement of loss on a trade date basis. Upon disposal of an investment, previously recognized unrealized gains or losses are reversed, so as to recognize the full realized gain or loss in the period of disposition. All transaction costs are expensed as incurred.

Lending, staking and node revenue
(k)	Lending, staking and node revenue

Lending and Staking

The Company earns a yield based on digital assets that are lent or staked with various reputable digital asset exchanges. The Company transfers digital asset to either staking account within the exchange platform and into staking custody accounts. The Company transfers the digital assets to those staking accounts and the counterparty delivers staking and lending rewards in return. The digital assets rewards are based on the rewards offered at the time the Company enters into staking or lending arrangements. The transaction price is an interest rate offered for the digital asset deposit. Over the period that the digital assets are staked or lent, the digital assets rewards are deposited into the Company’s custody accounts. The rewards are based on the amount of digital assets staked or lent and the rate offered by the custodian at that time.

Staking and lending rewards are recognized as revenue as they are earned over the period the digital assets are staked or loaned. Staking allows the Company to earn income through a process that is used to verify cryptocurrency transactions. It involves committing holdings to support a blockchain network and confirming transactions. Cryptocurrencies that allow staking use a “consensus mechanism” called Proof of Stake, which is the way they ensure that all transactions are verified and secured without a bank or payment processor in the middle.

Certain staking arrangements may be subject to protocol-imposed lockup, timelock, unbonding, or other withdrawal restrictions that affect when the underlying digital assets can be transferred or redeemed. These restrictions are taken into consideration in the Company’s accounting and disclosure assessment, with protocol specific terms disclosed in the digital asset note (Note 6).

Validator Node revenue
(l)	Validator Node revenue

Validator Node Revenue

Validator Node revenue is earned as transactions are validated on a blockchain. When transactions are validated on the blockchain, the Company receives rewards from that blockchain. The transaction price are the rewards earned by the Company as transactions are validated by the Company’s node. The Company receives rewards for these services provided to the blockchain. The blockchain token rewards are only earned when the Company validates transactions that take place on the blockchain. When a transaction is validated by the Company’s node, rewards are deposited to the Company’s account. As the tokens are earned, revenue is calculated by summing up the tokens earned each day and multiplying the value of reward tokens for that day.

Leases
(m)	Leases

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company, as a lessee, recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove any improvements made to branches or office premises. The right-of-use asset is subsequently amortized using the straight-line method from the commencement date to the end of the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, if the Company changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in net income if the carrying amount of the right-of-use asset has been reduced to zero. The Company presents right-of-use assets and lease liabilities in the Consolidated Statement of Financial Position. The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Operating segments
(n)	Operating segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision maker has been identified as the management team including the Chief Executive Officer and Chief Operating Officer. See Note 27 for details.

Income (loss) per share
(o)	Income (loss) per share

Basic income (loss) per share is calculated by dividing the net income (loss) by the weighted-average number of the Company’s common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing the applicable net income (loss) by the sum of the weighted-average number of common shares outstanding if dilutive common shares had been issued during the period. The calculation of diluted income (loss) per share assumes that outstanding stock options and warrants with an average exercise price below market price of the underlying shares are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price for the period. Diluted income per share for the years ended December 31, 2024 and 2023 all stock options and warrants were anti-dilutive and excluded from the calculation of dilutive loss per share.

Comprehensive income (loss)
(p)	Comprehensive income (loss)

Total comprehensive income (loss) comprises all components of profit or loss and other comprehensive income (loss). Other comprehensive income (loss) includes gains and losses from translating the financial statements of an entity’s whose functional currency differs from the presentation currency.

Income taxes
(q)	Income taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Share-based payments
(r)	Share-based payments

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. Fair value is measured at grant date and each tranche is recognized on a graded-vesting basis over the period in which options vest. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity reserve.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service. For options that expire unexercised, the recorded value is transferred to deficit.

Cash settled synthetic shares
(s)	Cash settled synthetic shares

Some performance share units are settled in cash. When these PSUs are designated for cash settlement, the liability is recorded as an accrued liability and the expense is recorded under compensation and consulting in the consolidated statement of loss. These PSUs are fair valued at the end of each period based on the market value of the Company’s common shares with the resulting increase or decrease in fair value recorded as an expense in the consolidated statement of loss.

Intangible assets
(v)	Intangible assets

Intangible assets consist of brand names, customer relationships and technology. The Company has estimated the brand names will contribute cash flows for between 5-10 years, and customer relationships and technology will contribute to cash flows for 5 years.

Intangible assets are carried at cost less accumulated amortization and impairment losses.

Impairment

Impairments are recorded when the recoverable amounts of assets are less than their carrying amounts. The recoverable amount is the higher of an asset’s fair value less costs to dispose or its value in use. Impairment losses are evaluated for potential reversals of impairment when events or changes in circumstances warrant such consideration.

The carrying values of all intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.

Goodwill
(w)	Goodwill

Goodwill arising on a business acquisition is recognized as an asset at the date that control is acquired (the “acquisition date”). Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the acquirer’s previously held equity interest (if any) in the entity over the fair value of the identifiable net assets.

Goodwill is not amortized but is reviewed for impairment at least annually or sooner if indicators of impairment exist. Goodwill is tested for impairment at the group level representing the lowest level at which management monitors it, the operating segment level. Any impairment loss is recognized immediately in profit or loss and is not subsequently reversed.

The Company recognized impairment losses related to the goodwill of $2,077,585 in the year ended December 31, 2025 (year ended December 31, 2024 - $nil), related to its investment in Reflexivity.

For the year ended December 31, 2024, the Company did not experience any triggering events or additional information that the goodwill’s recoverable amount was significantly different than its carrying amount and no impairment was recognized during the year ended December 31, 2024.

Share capital
(x)	Share capital

Financial instruments issued by the Company are classified as share capital only to the extent that they do not meet the definition of a financial liability. The Company’s common shares are classified as equity instruments. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds. Repurchases by the Company of its own common shares under a Normal Course Issuer Bid (“NCIB”) are accounted for in accordance with IAS 32, Financial Instruments: Presentation. Upon reacquiring common shares under a NCIB, the Company deducts from equity the purchase price of these common shares and any costs to acquire such common shares. Any such common shares held by the Company are considered treasury shares until they are cancelled.

Provisions
(y)	Provisions

Provisions are recognized when (a), the Company has a present obligation (legal or constructive) as a result of a past event, and (b), it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

New and future accounting change
(z)	New and future accounting change

Certain pronouncements were issued by the IASB or the IFRIC that are mandatory for accounting periods on or after January 1, 2026 or later periods. Many are not applicable or do not have a significant impact to the Company and have been excluded.

IFRS 7 and IFRS 9 - In May 2024, the IASB issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments – Disclosures. The amendments clarify the derecognition of financial liabilities and introduces an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system. The amendments also clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features and the treatment of nonrecourse assets and contractually linked instruments (CLIs). Further, the amendments mandate additional disclosures in IFRS 7 for financial instruments with contingent features and equity instruments classified at FVOCI. The amendments are effective for annual periods starting on or after January 1, 2026. Retrospective application is required and early adoption is permitted.

IFRS 18 - In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements to improve reporting of financial performance. The new standard replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new categories and required subtotals in the statement of profit and loss and also requires disclosure of management-defined performance measures. It also includes new requirements for the location, aggregation and disaggregation of financial information. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements. Retrospective application is required and early adoption is permitted.